Property, Plant and Equipment (Details) - USD ($)		12 Months Ended
	Sep. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 05, 2024	Mar. 04, 2024
Disclosure of detailed information about investment property [line items]
Recognized a loss on disposal			$ 4,495
Impairment loss			8,728,031
Net book value		$ 1,769,221
Share issued (in Shares)	3,519				1,471
Regulatory authority fee	$ 500,000
Bottom of range [Member]
Disclosure of detailed information about investment property [line items]
Additional paid				$ 750,000
Top of range [Member]
Disclosure of detailed information about investment property [line items]
Additional paid				$ 1,107,385
Bophelo Bio Science and Wellness Pty [Member]
Disclosure of detailed information about investment property [line items]
Depreciation of property, plant and equipment		284,506	1,605,959
Bophelo Bio Science and Wellness Pty [Member] | Discontinued operations [member]
Disclosure of detailed information about investment property [line items]
Depreciation of property, plant and equipment		261,501
THC Cultivation [Member]
Disclosure of detailed information about investment property [line items]
Regulatory authority fee	500,000
Hemp cultivation [Member]
Disclosure of detailed information about investment property [line items]
Regulatory authority fee	750,000
CBD cultivation [Member]
Disclosure of detailed information about investment property [line items]
Regulatory authority fee	750,000
Non-Refundable Payment [Member]
Disclosure of detailed information about investment property [line items]
Additional paid		$ 1,800,000
First Option Payment [Member]
Disclosure of detailed information about investment property [line items]
Fair value amount	431,149
Second Option Payment [Member]
Disclosure of detailed information about investment property [line items]
Fair value amount	600,000
Third Option Payment [Member]
Disclosure of detailed information about investment property [line items]
Fair value amount	$ 600,000